LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
17.	LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	As of December 31,
	2015	2016
	RMB	RMB
Land use rights	386,633,770	495,555,226
Less: accumulated amortization	(36,719,630)	(44,614,631)
Land use rights, net	349,914,140	450,940,595

Amortization expense was RMB6,882,863, RMB6,300,488 and RMB7,895,001 for the years ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2016, estimated amortization expense in each of the next five years is RMB8,909,209.

The Company disposed certain of its land use rights and recognized the gain of nil, RMB3,013,258 and RMB3,727,161 for the year ended 2014, 2015, and 2016 respectively.

As of December 31, 2015 and 2016, certain land use rights with net book value of RMB303,519,533 and RMB120,325,828 were pledged as collateral for the Company’s borrowings (Note 22).